Form 13F Cover Page


 Filing for Quarter-Ending:          December 31, 2007

 Check here if Amendment:             (  )
 Amendment Number:
 This Amendment:                      (  )  is a reinstatement
                                      (  )  adds new holdings entries

 Institutional Investment Manager Filing this Report:

 Name:                                Croft-Leominster, Inc.
 Address:                             300 Water Street, 4th floor
                                      Baltimore, MD  21202

 Form 13-F File Number:               28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                                Carla Prescimone
Title:                               Assistant Vice President
Phone:                               410-576-0100

Signature, Place, and Date of Signing:

                                   Baltimore, Maryland
--------------------------------------------------------------------------------
Signature                            City, State                          Date


Report Type (Check only one):

( X )  13F Holdings Report           Check here if all holdings of this
                                     reporting manager are reported in this
                                     report.
(  )  13F Notice                     Check here if no holdings reported are in
                                     this report, and all holdings are reported
                                     by other reporting manager(s).
(  )  13F Combination Report         Check here if a portion of the holdings for
                                     this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                             none

Form 13F Information Table Entry Total:                         150

Form 13F Information Table Value Total:                       $485.63
                                                            (thousands)

      *NOTE: Unless Otherwise Indicated


       ITEM 6: Investment Discretion:                  SOLE
          ITEM 7: Voting Authority:                    NONE

                SECURITY NAME                     TITLE of CLASS       CUSIP                    MARKET VALUE       QUANITY
-----------------------------------------------------------------------------------------------------------------------------
 AAR Corp                                               COM           000361105                   $ 6.6592         175,105
 AXT Inc                                                COM           00246W103                   $ 0.0744          12,000
 Albemarle Corp                                         COM           012653101                   $ 3.0296          73,445
 Alnylam Pharmaceuticals Inc                            COM           02043Q107                   $ 0.2065           7,100
 Altera Corp                                            COM           021441100                   $ 2.1590         111,751
 Altria Group Inc.,                                     COM           02209S103                   $ 5.8017          76,763
 Ameren Corporation                                     COM           023608102                   $ 0.9006          16,613
 American International Group I                         COM           026874107                   $ 9.6450         165,438
 Applied Materials Inc                                  COM           038222105                   $ 0.6422          36,160
 Aquila Inc.                                            COM           03840P102                   $ 0.3244          86,964
 Asia Tigers Fund Inc                                   COM           04516T105                   $ 0.5077          16,923
 BP PLC                                            SPONSORED ADR      055622104                   $ 0.5364           7,331
 Baldor Elec Co                                         COM           057741100                   $ 4.5440         134,997
 Bank of America Corp                                   COM           060505104                   $ 6.7389         163,327
 Bank of New York Mellon Corp                           COM           064058100                   $ 2.4223          49,678
 Bill Barrett Corporation                               COM           06846N104                   $ 5.1773         123,651
 Berkshire Hathaway - CL A                              CL A          084670108                   $ 0.8496               6
 Berkshire Hathaway - CL B                              CL B          084670207                   $ 5.5032           1,162
 CF Inds Hldgs Inc                                      COM           125269100                  $ 10.4146          94,627
 Cablevision Sys Corp                             CL A NY CABLVS      12686C109                   $ 2.4900         101,633
 Cadbury Schweppes PLC - Sp ADR                         ADR           127209302                   $ 1.0856          21,989
 Canadian Natl Ry Co                                    COM           136375102                   $ 0.2891           6,161
 Canadian Natural Resources                             COM           136385101                   $ 3.3622          45,969
 Cash Systems Inc                                       COM           14756b102                   $ 0.0663          15,000
 Caterpillar Inc                                        COM           149123101                   $ 6.5565          90,360
 Cell Genesys Inc                                       COM           150921104                   $ 0.0299          13,000
 Cephalon, Inc.                                         COM           156708109                   $ 2.7720          38,629
 Cepheid                                                COM           15670R107                   $ 0.2372           9,000
 Champion Enterprises Inc                               COM           158496109                   $ 0.1036          11,000
 Chicago Bridge & Iron Company                    N Y REGISTRY SH     167250109                   $ 1.0993          18,189
 Cisco Sys Inc                                          COM           17275R102                   $ 4.3042         159,004
 Citigroup, Inc.                                        COM           172967101                   $ 5.2318         177,710
 Citizens Communications Compan                         COM           17453B101                   $ 0.1753          13,770
 Clearwire Corp                                        CL A           185385309                   $ 0.1412          10,300
 Cogent Comm Group Inc                                COM NEW         19239V302                   $ 0.2715          11,450
 Collective Brands Inc                                  COM           19421w100                   $ 5.2959         304,536
 Consol Energy Inc                                      COM           20854P109                   $ 0.3426           4,790
 Constellation Energy Group                             COM           210371100                   $ 0.3487           3,401
 Corning Inc                                            COM           219350105                   $ 4.2278         176,230
 Covance Inc.                                           COM           222816100                   $ 0.9883          11,410
 Cytrx Corp                                           COM NEW         232828301                   $ 0.0346          12,200
 Deere & Co                                             COM           244199105                  $ 11.9459         128,285
 Dow Chemical Co                                        COM           260543103                   $ 0.3135           7,953
 Dresser-Rand Group Inc                                 COM           261608103                   $ 0.3554           9,100
 Du Pont E I  De Nemours & Co                           COM           263534109                   $ 0.4539          10,295
 Dynegy Inc Del                                        CL A           26817g102                   $ 6.3426         888,324
 Edison Intl                                            COM           281020107                   $ 0.6279          11,765
 Edwards Lifesciences Corporati                         COM           28176E108                   $ 4.4342          96,417
 Enerplus Resources Fund                           UNIT TR G NEW      29274D604                   $ 0.3860           9,638
 Enterprise Products Partners L                         COM           293792107                   $ 0.3993          12,524
 Entertainment Pptys Tr                           COM SH BEN INT      29380T105                   $ 0.3447           7,335
 Exxon Mobil Corp                                       COM           30231G102                   $ 0.4759           5,080
 FMC Corp                                             COM NEW         302491303                   $ 8.1388         149,199
 FirstEnergy Corp                                       COM           337932107                   $ 3.5136          48,570
 Fluor Corp                                             COM           343412102                   $ 9.6860          66,470
 Franklin Resources Inc                                 COM           354613101                   $ 1.6989          14,847
 Freeport McMoran Copper & Gold                         COM           35671D857                  $ 11.2248         109,574
 Gemstar-TV Guide Intl Inc                              COM           36866W106                   $ 0.0619          13,000
 General Cable Corp Del New                             COM           369300108                   $ 9.7224         132,675
 General Electric Co                                    COM           369604103                   $ 7.3611         198,574
 General Mills Inc                                      COM           370334104                   $ 0.5455           9,570
 Genworth Financial Inc.                                COM           37247D106                   $ 6.3188         248,281
 Goldman Sachs Group Inc                                COM           38141G104                   $ 0.2546           1,184
 Honeywell Intl Inc                                     COM           438516106                   $ 8.6123         139,878
 ITT Corp (New)                                         COM           450911102                   $ 6.5166          98,676
 ICON plc - Spons ADR                              SPONSORED ADR      45103T107                   $ 3.2432          52,428
 Icici Bk Ltd                                           COM           45104G104                   $ 0.3014           4,900
 International Game Technolog                           COM           459902102                   $ 0.2065           4,700
 International Rectifier Corp                           COM           460254105                   $ 0.2119           6,237
 Iowa Telecommunications Servic                         COM           462594201                   $ 0.2481          15,260
 Japan Smaller Captlztn Fd Inc                          COM           47109U104                   $ 0.1626          17,100
 Johnson & Johnson                                      COM           478160104                   $ 5.0933          76,361
 KHD Humboldt Wedag Intl Ltd                            COM           482462108                   $ 0.2189           7,300
 Kansas City Southern                                 COM NEW         485170302                   $ 0.7778          22,657
 Koninklije Philips Electronics                   SP ADR NEW 2000     500472303                   $ 0.2683           6,275
 Level 3 Communications Inc                             COM           52729N100                   $ 0.6317         207,783
 Lexicon Pharmaceuticals Inc                            COM           528872104                   $ 0.0376          12,400
 Liberty Global, Inc. - A                            COM SER A        530555101                   $ 0.5095          13,001
 Liberty Global, Inc. - C                            COM SER C        530555309                   $ 0.3527           9,638
 Liberty Media Hldg Corp                           INT COM SER A      53071M104                   $ 4.4418         232,800
 Liberty Media Hldg Corp                           CAP COM SER A      53071M302                   $ 7.9028          67,841
 Lincare Hldgs Inc                                      COM           532791100                   $ 3.9602         112,633
 Lloyds TSB Group plc                              SPONSORED ADR      539439109                   $ 1.6600          44,089
 Lockheed Martin Corporation                            COM           539830109                   $ 0.2500           2,375
 Lowe's Companies                                       COM           548661107                   $ 6.8020         300,706
 MMC Energy Inc                                       COM NEW         55312q208                   $ 0.0875          25,000
 Markel Corporation                                     COM           570535104                   $ 1.1055           2,251
 Marsh & McLennan Cos                                   COM           571748102                   $ 7.4833         282,708
 Mattson Technology Inc                                 COM           577223100                   $ 0.1198          14,000
 McDonald's Corp.                                       COM           580135101                   $ 2.2759          38,633
 MFC Corp                                             COM NEW         580395309                   $ 0.0698          13,128
 Morg Stan Asia-Pacific FD NR                           COM           61744U106                   $ 0.2396          11,897
 Mueller Wtr Prods Inc                               COM SER B        624758207                   $ 0.1117          11,200
 Nexen Inc.                                             COM           65334H102                   $ 9.3095         288,489
 Nobel Learning Communities, In                         COM           654889104                   $ 0.2275          15,700
 Norfolk Southern Corp                                  COM           655844108                   $ 0.2883           5,715
 Oilsands Quest Inc                                     COM           678046103                   $ 6.5462       1,604,468
 Optical Cable Corp                                   COM NEW         683827208                   $ 0.1101          27,600
 PHC Inc Mass                                          CL A           693315103                   $ 0.0615          20,500
 PG&E Corp                                              COM           69331C108                   $ 0.9352          21,703
 Packaging Corp of America                              COM           695156109                   $ 0.3758          13,325
 Penn West Energy Tr                                  TR UNIT         707885109                   $ 3.4885         134,174
 Pentair, Inc                                           COM           709631105                   $ 3.3047          94,936
 PerkinElmer, Inc.                                      COM           714046109                   $ 2.0096          77,234
 Pfizer Inc                                             COM           717081103                   $ 4.5782         201,415
 Pharmaceutical Product Develop                         COM           717124101                   $ 7.8021         193,266
 Pinnacle West Capital Corp                             COM           723484101                   $ 3.2344          76,265
 Plum Creek Timber Co Inc                               COM           729251108                   $ 7.5390         163,748
 Potash Corp Sask Inc                                   COM           73755L107                   $ 0.6521           4,530
 Potlatch Corp New                                      COM           737630103                   $ 4.5611         102,636
 Pressure Biosciences Inc                               COM           74112E109                   $ 0.0568          10,553
 Procter & Gamble                                       COM           742718109                   $ 3.4058          46,388
 Prudential Financial Inc.                              COM           744320102                   $ 8.8619          95,248
 SPDR Trust Series I                                 UNIT SER 1       78462F103                   $ 0.2295           1,570
 St Joe Co                                              COM           790148100                   $ 2.1094          59,403
 Sangamo BioSciences, Inc.                              COM           800677106                   $ 0.3659          28,100
 Sierra Pac Res New                                     COM           826428104                   $ 3.2841         193,407
 Sigma Designs Inc                                      COM           826565103                   $ 0.2208           4,000
 Smith & Wesson Hldg Corp                               COM           831756101                   $ 0.0854          14,000
 Southern Union Co                                      COM           844030106                   $ 3.5287         120,186
 Southwestern Energy Co                                 COM           845467109                   $ 6.9624         124,954
 Terex Corporation                                      COM           880779103                   $ 8.0173         122,271
 Terra Inds Inc                                         COM           880915103                   $ 0.2897           6,066
 3M Co.                                                 COM           88579Y101                   $ 6.7473          80,020
 Tortoise North Amrn Enrgy Co                           COM           89147T103                   $ 0.7434          29,915
 Trinity Inds Inc                                       COM           896522109                   $ 2.1160          76,226
 USG Corp                                             COM NEW         903293405                   $ 2.2788          63,671
 Ultra Petroleum Corp                                   COM           903914109                   $ 9.6624         135,138
 Unilever N V                                       NY SHS NEW        904784709                   $ 0.6838          18,756
 United Parcel Svc Inc. CL B                            COM           911312106                   $ 0.2863           4,049
 United Technologies                                    COM           913017109                   $ 6.8434          89,409
 UnitedHealth Group Inc                                 COM           91324P102                   $ 7.2515         124,596
 Varian Inc.                                            COM           922206107                   $ 0.8291          12,697
 Varian Medical Systems, Inc.                           COM           92220P105                   $ 0.6722          12,887
 Verisign, Inc.                                         COM           92343E102                   $ 7.0351         187,054
 Viacom Inc. - Cl B                                     CL B          92553P201                   $ 3.9939          90,936
 Waddell & Reed Financial - A                          CL A           930059100                   $ 3.3316          92,315
 Waters Corporation                                     COM           941848103                   $ 0.3687           4,663
 Wave Systems Corp                                    COM NEW         943526301                   $ 0.0295          20,333
 Wells Fargo & Co.                                      COM           949746101                   $ 0.2492           8,256
 Wesco Intl Inc                                         COM           95082p105                   $ 1.3064          32,957
 Weyerhaeuser Co                                        COM           962166104                  $ 16.0947         218,263
 Williams Cos Inc.                                      COM           969457100                  $ 14.4767         404,602
 Windstream Corp                                        COM           97381W104                   $ 0.1342          10,306
 Wyeth                                                  COM           983024100                   $ 3.6294          82,132
 Ace Ltd                                                ORD           G0070K103                  $ 11.8909         192,472
 Amdocs Ltd                                             ORD           G02602103                   $ 4.3579         126,426
 Foster Wheeler Ltd.                                  SHS NEW         G36535139                  $ 18.5226         119,485
 Invesco Ltd                                            SHS           G491BT108                   $ 9.7650         311,184
 QIAGEN N.V.                                            ORD           N72482107                   $ 5.7857         274,854

                                                                                                $ 485.6253      13,336,739
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